EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFITS
Schedule of total assets and liabilities of all types of employee benefits granted

	2023	2022
Plan assets - Defined contribution pension plan	11,695	9,179
Total assets	11,695	9,179

Actuarial liabilities - Defined benefit pension plan	498,732	658,492
Acturial liabilities - Post-employment health care benefit	196,446	224,180
Retirement and termination benefit liabilities	11,798	11,222
Total liabilities	706,976	893,894

Current	209	516
Non-current	706,767	893,378

Post-employment defined benefit pension plans
EMPLOYEE BENEFITS
Summary of sensitivity analysis

	1% Increase	1% Decrease
Discount rate	(17,449)	14,636

Defined benefit pension plan
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2023	2022	2021
Cost of current service	46,176	63,616	74,840
Interest expense	204,604	169,526	170,897
Return on plan assets	(187,247)	(150,700)	(136,933)
Past service cost	—	—	7,093
Settlement	—	—	(847)
Interest cost on unrecoverable surplus	13,645	10,440	4,371
Net pension cost	77,178	92,882	119,421

Schedule of reconciliations of assets and liabilities of benefit plans

	2023	2022
Present value of defined benefit obligation	(3,573,044)	(3,841,213)
Fair value of plan assets	3,383,887	3,499,475
Asset ceiling restrictions on recognition of net funded assets	(309,575)	(316,754)
Net	(498,732)	(658,492)
Defined benefit obligation	(498,732)	(658,492)

Schedule of variation of plan obligations and assets

	2023	2022	2021
Variation of the plan obligations
Obligation at the begining of the year	3,841,213	5,409,065	5,921,285
Cost of service	46,176	63,616	74,840
Interest expense	204,604	169,526	170,897
Payments of the benefits	(410,621)	(317,779)	(486,310)
Past service cost	—	—	7,093
Settlement	—	—	(228,881)
Acturial remeasurements	117,644	(1,058,898)	(457,421)
Exchange Variance	(225,972)	(424,317)	407,562
Obligation at the end of the year	3,573,044	3,841,213	5,409,065

	2023	2022	2021
Variation of the plan assets
Fair value of the plan assets at the begining of the year	3,499,475	4,647,361	4,652,000
Return of the plan assets	187,247	150,700	136,933
Contributions from sponsors	75,321	173,316	244,123
Settlement	—	—	(228,034)
Payments of benefits	(413,565)	(317,779)	(486,310)
Remeasurement	214,503	(791,672)	25,498
Exchange Variance	(179,094)	(362,451)	303,151
Fair value of plan assets at the end of the year	3,383,887	3,499,475	4,647,361

Summary of actuarial gains and losses recognized in other comprehensive income

	2023	2022	2021
Return of the plan assets	(214,503)	791,672	(25,498)
Actuarial Remeasurements	117,644	(1,058,898)	(457,421)
Restriction recognized in Other Comprehensive Income	(22,456)	4,965	178,941
Remeasurements recognized in Other Comprehensive Income	(119,315)	(262,261)	(303,978)

Summary of historical actuarial remeasurements

	2023	2022	2021	2020	2019
Present value of defined benefit obligation	(3,573,044)	(3,841,213)	(5,409,065)	(5,921,285)	(4,601,965)
Fair value of the plan assets	3,383,887	3,499,475	4,647,361	4,652,000	3,656,891
Surplus (Deficit)	(189,157)	(341,738)	(761,704)	(1,269,285)	(945,074)
Experience adjustments on plan liabilities (Gain)	117,644	(1,058,898)	(457,421)	467,106	546,911
Experience adjustments on plan assets (Gain)	(214,503)	791,672	(25,498)	(334,675)	(386,767)

Summary of allocation for plan assets

	2023
	Brazilian Plans	American Plans
Fixed income	99.7%	83.6%
Variable income	—	11.6%
Others	0.3%	4.8%
Total	100.0%	100.0%

	2022
	Brazilian Plans	American Plans
Fixed income	99.5%	48.1%
Variable income	—	41.2%
Others	0.5%	10.7%
Total	100.0%	100.0%

Summary of assumptions

	2023
	Brazilian Plan	North America Plan
Average discount rate	9.03%	4,12% -5,11%
Rate of increase in compensation	Not applicable	1.50%
Mortality table	AT-2000 per sex	RP-2006 and MP-2023
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2023
Rate of rotation	Null	Based on age and/or the service

	2022
	Brazilian Plan	North America Plan
Average discount rate	9.81%	5.05% - 5.11%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2022
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2022
Rate of rotation	Null	Based on age and/or the service

Post-employment health care benefit
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2023	2022	2021
Current service cost	2,069	3,005	3,458
Interest expense	10,127	8,102	8,239
Past service cost	—	—	(32,434)
Net cost pension benefit	12,196	11,107	(20,737)

Schedule of reconciliations of assets and liabilities of benefit plans

	2023	2022
Present value of obligations	(196,446)	(224,180)
Total net liabilities	(196,446)	(224,180)

Schedule of variation of plan obligations and assets

	2023	2022	2021
Change in benefit obligation
Benefit obligation at beginning of the year	224,180	318,181	362,944
Cost of service	2,069	3,005	3,458
Interest expense	10,127	8,102	8,239
Past service cost	—	—	(32,434)
Contributions from participants	1,096	1,472	2,032
Payment of benefits	(20,265)	(17,488)	(17,431)
Remeasurements	(7,232)	(61,524)	(36,938)
Exchange variations	(13,530)	(27,568)	28,311
Benefit obligation at the end of the year	196,445	224,180	318,181

	2023	2022	2021
Change in plan assets
Contributions from sponsors	19,168	16,016	24,713
Contributions from participants	1,096	1,472	2,032
Payments of benefits	(20,264)	(17,488)	(26,745)
Fair value of plan assets at end of the year	—	—	—

Summary of actuarial gains and losses recognized in other comprehensive income

	2023	2022	2021
Losses / Gains on actuarial obligation	(7,232)	(61,524)	(36,938)
Actuarial losses recognized in Equity	(7,232)	(61,524)	(36,938)

Summary of historical actuarial remeasurements

	2023	2022	2021	2020	2019
Present value of defined benefit obligation	(196,445)	(224,180)	(318,181)	(362,944)	(298,989)
Deficit	(196,445)	(224,180)	(318,181)	(362,944)	(298,989)
Experience adjustments on plan liabilities	(7,232)	(61,524)	(36,938)	(23,533)	11,202

Summary of assumptions

	2023	2022
Average discount rate	4,63% - 4,92%	5.05% - 5.11%
Health treatment - rate assumed next year	4,84% - 7,60%	5.01% - 6.70%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2032 to 2041	3,26% - 4,50%	3.30% - 3.75%

Summary of sensitivity analysis

	1% Increase	1% Decrease
Effect over total service costs and interest costs	(425)	240
Effect over benefit plan obligations	(16,877)	20,149